Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

9.Related Party Transactions

During the nine months ended September 30, 2022, SPI lent a loan with aggregate principal amount of $1,676 to the Group to support the Group’s business. The loan is due on demand and bears no interest. The Group used a portion of the IPO proceeds to repay the $1,676 related party loans during the nine months ended September 30, 2022.

During the nine months ended September 30, 2022, the Group paid $123 withholding payroll taxes on behalf of SPI, and this amount due from a related party was fully repaid to the Group as of September 30, 2022.

During the nine months ended September 30, 2022, the Group sold forklifts in amount of $103 to SolarJuice Co., Ltd., a subsidiary of SPI. The amount due from a related party was $103 as of September 30, 2022.

11.Related Party Transactions

Predecessor

The Predecessor’s parent company, Al Yousuf, LLC (“Al Yousuf “), provided an operating line of credit to the Predecessor to provide funds for the purchase of materials to build EVs. There is no established payment schedule, but repayments are made when cash is collected from sales. The interest rate is variable and resets on January 1 of each new year. There was no change to loan payable balance and there was no additional interest accrued during the period from January 1, 2020 to November 12, 2020. This loan payable in amount of $2,775 and accrued interest payable in amount of $614 was cancelled and recorded in additional paid in capital by Al Yousuf on November 12, 2020.

The Predecessor also accrues a management fee payable to Al Yousuf as payment of management services provided to Predecessor. It is calculated as a percentage of the capital contributed to the Predecessor at a variable management fee rate, fixed for 12 months at a time, which resets on January 1 of each new year. No management fee was charged for the period from January 1, 2020 to November 12, 2020. This management fee payable was cancelled and recorded in additional paid in capital by Al Yousuf on November 12, 2020.

During the period from January 1, 2020 to November 12, 2020, Al Yousuf waived the receivables from the Predecessor of $16.8 million, which was recorded in addition paid-in capital in the consolidated balance sheets.

Successor

Our ultimate parent company, SPI, made a capital contribution of $17.0 million to us in December 2020. Before this offering, SPI beneficially owns 100% of our currently outstanding shares of common stock.

Except for the stock option grants outlined above, there was no related party transaction for the year ended December 31, 2021 and the period from November 13, 2020 to December 31, 2020.